Debt, Cash and Cash Equivalents - Summary of Changes in Financial Position (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015	[1],[2]
Disclosure of changes in financial position [Abstract]
Long-term debt	€ 22,007	€ 14,326	[1]	€ 16,815	[1]
Short-term debt and current portion of long-term debt	2,633	1,275	[1]	1,764	[1]
Interest rate and currency derivatives used to manage debt	(54)	(133)		(70)
Total debt	24,586	15,468		18,509
Cash and cash equivalents	(6,925)	(10,315)	[1],[2]	(10,273)	[1],[2]	€ (9,148)
Interest rate and currency derivatives used to manage cash and cash equivalents	(33)	8		(2)
Net debt	€ 17,628	€ 5,161		€ 8,234

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1.).
[2]	For 2016, the cash flows of the Animal Health business are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations). For 2017, all of the cash flows generated by the exchange of the Animal Health business for the Consumer Healthcare business of Boehringer Ingelheim (BI) are described in note (i) below.